Thai Floods (Tables)	12 Months Ended
Mar. 31, 2016
Extraordinary and Unusual Items [Abstract]
Summary of Insurance Recoveries

Insurance recoveries were recognized as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Insurance recoveries for fixed assets, inventories and additional expenses	624	—	—
Insurance recoveries for business interruption	11,452	6,387	5,656

	12,076	6,387	5,656